---------------------------------
                                                         OMB APPROVAL
                                               ---------------------------------
                                               OMB Number:            3235-0006
                                               Expires:         August 31, 2012
                                               Estimated average burden
                                               hours per response..........23.5
                                               ---------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

This Amendment (Check only one.):    |_|  is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      First Q Capital, LLC
           -------------------------------------------------
Address:   4695 MacArthur Court, Suite 450
           -------------------------------------------------
           Newport Beach, California 92660
           -------------------------------------------------

Form 13F File Number:  28 - 12239
                            --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joseph S. Schuchert III
             -----------------------------------------------
Title:       Managing Director
             -----------------------------------------------
Phone:       (949) 720-3000
             -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph S. Schuchert III     Newport Beach, California      February 7, 2011
---------------------------    ---------------------------     ----------------
      [Signature]                   [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
                                         ---------------------

Form 13F Information Table Entry Total:      23
                                         ---------------------

Form 13F Information Table Value Total:      $224,601
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

13F Report: (12/31/10) First Q Capital LLC

                                                                                                         VOTING    VOTING    VOTING
                                                        VALUE    SHRS    SH/  PUT/ INVESTMENT  OTHER   AUTHORITY AUTHORITY AUTHORITY
          ISSUER               TYPE           CUSIP     X 1000  PRN AMT  PRN  CALL DISCRETION MANAGERS    SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Altra Holdings                      COM       02208R106  5,106    257,098  SH         SOLE      NONE     257,098
Aeropostale Inc                     COM       007865108  3,804    154,400  SH  CALL   SOLE      NONE     154,400
CB Richard Ellis Group             CL A       12497T101  9,765    476,801  SH         SOLE      NONE     476,801
Celanese Corp                    COM Ser A    150870103 14,821    360,000  SH  CALL   SOLE      NONE     360,000
Charles River Laboratories          COM       159864107 14,273    401,600  SH         SOLE      NONE     401,600
Citi Trends Inc                     COM       17306X102  3,560    145,000  SH         SOLE      NONE     145,000
Dollar General Corp                 COM       256677105  3,427    111,729  SH         SOLE      NONE     111,729
Dresser-Rand Group                  COM       261608103 16,933    397,584  SH         SOLE      NONE     397,584
Energy Solutions                    COM       292756202 13,255  2,379,700  SH         SOLE      NONE   2,379,700
Graham Packaging Co                 COM       384701108 10,616    814,100  SH         SOLE      NONE     814,100
Kinetic Concepts Inc              COM NEW     49460W208 11,918    284,575  SH         SOLE      NONE     284,575
LEAP Wireless International Inc   COM NEW     521863308  6,390    521,211  SH         SOLE      NONE     521,211
Ntelos Holdings Corp                COM       67020Q107 14,686    770,943  SH         SOLE      NONE     770,943
NXP Semiconductors NV               COM       N6596X109  6,917    330,500  SH         SOLE      NONE     330,500
RSC Holdings Inc                    COM       74972L102  8,680    891,200  SH         SOLE      NONE     891,200
Seagate Technology                  SHS       G7945M107 15,366  1,022,387  SH         SOLE      NONE   1,022,387
Seagate Technology                  SHS       G7945M107 15,030  1,000,000  SH  PUT    SOLE      NONE   1,000,000
Sensata Technologies Hldg           SHS       N7902X106 12,137    403,100  SH         SOLE      NONE     403,100
Spirit Aerosystems Holdings      COM CL A     848574109  7,779    373,800  SH         SOLE      NONE     373,800
Transdigm Group Inc                 COM       893641100 12,688    176,195  SH         SOLE      NONE     176,195
VCA Antech Inc                      COM       918194101  6,868    294,900  SH         SOLE      NONE     294,900
Verifone Holdings Inc               COM       92342Y109  3,760     97,500  SH         SOLE      NONE      97,500
Weight Watchers Intl                COM       948626106  6,822    181,981  SH         SOLE      NONE     181,981